PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 – PROPERTY AND EQUIPMENT

Property, plant, and equipment consist of the following as of June 30,

	2015	2014

Office equipment at cost	$15,732	$14,968
Less: Accumulated depreciation	(12,238)	(14,968)

Total property, plant, and equipment	$3,494	$-

Depreciation expense for the years ended June 30, 2015 and 2014 were $81 and $538 respectively.